BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2017
BUSINESS COMBINATION [abstract]
Schedule of details of the purchase consideration, the net assets acquired and goodwill

RMB
Purchase consideration
Acquisition date (October 26, 2017)
-Cash consideration for the purchase of 50% equity interest acquired	10,135
-Acquisition-date fair value of the 50% equity interest held before the acquisition	10,135

Total purchase consideration	20,270

Fair value
RMB

Cash and cash equivalents	5,653
Trade accounts receivable, net	538
Bills receivable	641
Inventories	1,702
Prepaid expenses and other current assets	2,130
Total current assets	10,664

Property, plant and equipment, net	9,587
Construction in progress	231
Deferred tax assets	11
Lease prepayments	1,920
Long-term prepayments and other assets	1,134

Total non-current assets	12,883

Total assets	23,547

Trade accounts payables	(2,092)
Accrued expenses and other payables	(1,517)
Income tax payable	(423)

Total current liabilities	(4,032)

Deferred tax liabilities (Note 22)	(1,786)
Net assets acquired	17,729
Goodwill (Note 18)	2,541